ALPHA ALTERNATIVE ASSETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

		Value
	Shares	(Note 2)
PRIVATE FUND INVESTMENTS (27.78%)
FBF 2023-1 LLC Economic Interest(a)(b)(c)	2,770,653	$3,022,965
MEP Capital IV, L.P.(a)(b)(c)(d)(e)	1,676,078	1,702,382
WSP TGA Holdings, LLC(a)(b)(e)	330,785	379,872
Total		5,105,219

TOTAL PRIVATE FUND INVESTMENTS
(Cost $4,777,516)		5,105,219

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (32.67%)
Asset Backed Securities (32.67%)
Experity Ventures SPV IV LLC
Series 2025-I, 12.000%, 12/20/2026	3,500,000	3,500,000
Quaker State Holdings, LLC
Series 2024-A, 9.000%, 03/12/2029(a)	2,442,092	2,503,919
Total Asset Backed Securities		6,003,919

TOTAL ASSET-BACKED SECURITIES
(Cost $5,942,092)		6,003,919

BANK LOAN (5.44%)
Alpha Alternative Strategies ICAV
05/30/2027(a)	1,000,000	1,000,000

TOTAL BANK LOAN
(Cost $1,000,000)		1,000,000

	Principal Amount	Value (Note 2)
Asset Backed Securities (continued)
CORPORATE BOND (2.85%)
Wildbrain - IOM Debt Financing,
14.000%, 12/17/2028(a)	$491,667	$523,519

TOTAL CORPORATE BOND
(Cost $491,667)		523,519

PRIVATE NOTES (27.34%)
Financial Service Company (27.34%)
Pentor Life Settlements
10.000%, 08/25/2028(a)	825,205	825,205
Thrivest Legal Funding, LLC Promissory Note
05/01/2029(a)(e)	4,000,000	4,199,080
Total Financial Service Company		5,024,285

TOTAL PRIVATE NOTES
(Cost $4,825,205)		5,024,285

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM SECURITY (4.44%)
Money Market Funds
Fidelity Government Portfolio, Class I	4.180%	816,527	$816,527
			816,527
TOTAL SHORT TERM SECURITY
(Cost $816,527)			816,527

TOTAL INVESTMENTS (100.52%)
(Cost $17,853,007)			$18,473,469

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.52%)			(94,676)
NET ASSETS (100.00%)			$18,378,793

Investment Abbreviations:

Reference Rate:

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets..
(b)	Non-income producing security.
(c)	Private investment company that does not issue shares or units.
(d)	In accordance with ASC 820-10, the investment is valued using the practical expedient methodology.
(e)	Security deemed to be restricted as of June 30, 2025. As of June 30, 2025, the fair value of restricted securities in the aggregate was $6,281,334, representing 34.18% of the Fund’s net assets.